Inventories (Details) - CAD ($)	Nov. 30, 2024	Aug. 31, 2024
Inventories
Raw materials	$ 5,511,160	$ 5,456,935
Work-in-process	481,390	383,968
Finished goods	316,452	368,384
Total current inventories	$ 6,309,002	$ 6,209,287